Note 21 - Borrowings	12 Months Ended
Dec. 31, 2023
Note 21 - Borrowings
Note 21 - Borrowings

21      Borrowings

	Year ended December 31,
	2023	2022
Non-current
Bank borrowings	48,304	46,433
	48,304	46,433
Current
Bank borrowings	513,909	682,255
Bank overdrafts	21,224	94
Costs of issue of debt	-	(20)
	535,133	682,329
Total Borrowings	583,437	728,762

The maturity of borrowings is as follows:

At December 31, 2023	1 year or less	1 - 2 years	2 – 3 years	Over 3 years	Total
Borrowings	535,133	46,804	1,500	-	583,437
Total borrowings	535,133	46,804	1,500	-	583,437

Interest to be accrued	10,510	3,533	283	-	14,326
Total	545,643	50,337	1,783	-	597,763

At December 31, 2022	1 year or less	1 - 2 years	2 – 3 years	Over 3 years	Total
Borrowings	682,329	41,933	3,000	1,500	728,762
Total borrowings	682,329	41,933	3,000	1,500	728,762

Interest to be accrued (*)	26,153	821	64	8	27,046
Total	708,482	42,754	3,064	1,508	755,808

(*) Includes the effect of hedge accounting.

Significant borrowings include:

In millions of U.S. dollars
Disbursement date	Borrower	Type	Final maturity	Outstanding
2023	Tubos de Acero de Mexico S.A.	Bilateral	2024	200
2023	Tenaris Tubocaribe Ltda.	Bilateral	2024	60
2023	Confab Industrial S.A.	Bilateral	2024	40
2017	Global Pipe Company	Bilateral	2024 / 2025	39

As of December 31, 2023, Tenaris was in compliance with all of its covenants, or obtained the necessary waivers from the applicable financial institution if the covenants were not met.

The weighted average interest rates before tax shown below were calculated using the rates set for each instrument in its corresponding currency as of December 31, 2023 and 2022, considering hedge accounting where applicable.

	2023	2022
Total borrowings	10.56%	9.45%

Breakdown of long-term borrowings by currency and rate is as follows:

Non-current borrowings

		Year ended December 31,
Currency	Interest rates	2023	2022
USD	Variable	20,000	20,000
SAR	Fixed	23,803	18,933
SAR	Variable	4,501	7,500
Total non-current borrowings		48,304	46,433

Current borrowings

		Year ended December 31,
Currency	Interest rates	2023	2022
USD	Variable	221,008	200,350
USD	Fixed	111,654	206,336
BRL	Variable	39,947	-
EUR	Fixed	25,104	26,829
MXN	Fixed	-	141,802
ARS	Fixed	23,462	74,025
SAR	Variable	3,035	3,023
SAR	Fixed	110,923	29,964
Total current borrowings		535,133	682,329

Borrowings evolution

	Year ended December 31, 2023
	Non-current	Current
At the beginning of the year	46,433	682,329
Translation differences	45	(74,851)
Proceeds and repayments, net	20,000	(231,797)
Interests accrued less payments	11	(2,702)
Reclassifications	(18,185)	18,185
Increase due to business combinations (*)	-	122,839
Overdrafts variation	-	21,130
At the end of the year	48,304	535,133

(*) Related to the GPC acquisition, for more information see note 34 to these Consolidated Financial Statements.